Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [abstract]
Sales	$ 1,650,034	$ 2,597,916	$ 1,778,908
Silicon Metal Product Line
Disclosure of products and services [abstract]
Sales	722,226	1,116,193	637,695
Manganese Alloys Product Line
Disclosure of products and services [abstract]
Sales	259,197	525,483	469,138
Ferrosilicon Product Line
Disclosure of products and services [abstract]
Sales	330,946	561,539	337,833
Other Silicon Based Alloys Product Line
Disclosure of products and services [abstract]
Sales	159,441	192,409	161,750
Silica Fume Product Line
Disclosure of products and services [abstract]
Sales	33,804	32,290	32,409
Other Product Lines
Disclosure of products and services [abstract]
Sales	$ 144,420	$ 170,002	$ 140,083